GENERAL (Details)	Jun. 30, 2020 ₪ / shares	Jan. 29, 2020 ₪ / shares	Jan. 29, 2020 $ / shares	Dec. 31, 2019 ₪ / shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Ordinary shares, par value per share | ₪ / shares	₪ 0.2	₪ 0.20		₪ 0.2
Cash received without interest per share, from conversion of ordinary shares			$ 7.18
Comtech Common Stock, par value per share			0.10
Total consideration paid per share, per merger agreement			$ 10.25